LONG-TERM DEBT AND CREDIT FACILITIES (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Long-term debt
Notional amount	$ 1,443.4
Deferred Financing Costs	(8.0)
Carrying Amount	1,435.4	$ 2,232.6
Less: current portion	(199.9)
Long-term debt and credit facility	1,235.5	2,232.6
Fair Value	1,472.7	2,272.3
Senior notes
Long-term debt
Notional amount	1,243.4
Deferred Financing Costs	(7.9)
Carrying Amount	1,235.5	1,233.5
Fair Value	$ 1,272.7	$ 1,272.3
Senior notes | Minimum
Long-term debt
Interest rate (as a percent)	4.50%	4.50%
Senior notes | Maximum
Long-term debt
Interest rate (as a percent)	6.875%	6.875%
Term Loan
Long-term debt
Notional amount	$ 200.0
Deferred Financing Costs	(0.1)
Carrying Amount	199.9	$ 999.1
Fair Value	$ 200.0	$ 1,000.0
Interest rate (as a percent)	1.25%	1.25%
Less: current portion
Long-term debt
Notional amount	$ 200.0
Deferred Financing Costs	0.1
Less: current portion	(199.9)
Fair Value	(200.0)
Long-term debt and credit facility
Long-term debt
Notional amount	1,243.4
Deferred Financing Costs	(7.9)
Long-term debt and credit facility	1,235.5	$ 2,232.6
Fair Value	$ 1,272.7	$ 2,272.3